Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 481,641	$ 209,967
Short-term bank deposits	434,899	418,946
Restricted short-term bank deposits	199	227
Marketable securities	3,458	3,255
Accounts receivable and other:
Trade, net	222,427	138,772
Other receivables and prepaid expenses	250,911	162,392
Inventories	120,272	117,639
Long-term assets held for sale, net		73
TOTAL CURRENT ASSETS	1,513,807	1,051,271
LONG-TERM RECEIVABLES AND OTHER ASSETS	46,330	52,894
PROPERTY, PLANT AND EQUIPMENT, NET	153,045	151,416
GOODWILL	7,206	7,248
INTANGIBLE ASSETS AND DEFERRED COSTS, NET	13,204	16,642
DEFERRED INCOME TAXES	4,153	4,905
TOTAL ASSETS	1,737,745	1,284,376
CURRENT LIABILITIES:
Current maturities of long-term debt	912	11,974
Accounts payable:
Trade payables	19,480	20,795
Other current liabilities	289,613	220,535
TOTAL CURRENT LIABILITIES	310,005	253,304
LONG-TERM LIABILITIES:
Long-term debt, net of current maturities	4,976	5,888
Deferred income taxes	1,901	1,739
Other long-term liabilities	3,480	2,852
TOTAL LONG-TERM LIABILITIES	$ 10,357	$ 10,479
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	$ 320,362	$ 263,783
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2015 and March 31, 2014: 200,000,000 shares; Issued at March 31, 2015 and March 31, 2014: 45,116,262 and 45,115,262 shares, respectively Outstanding at March 31, 2015 and March 31, 2014: 42,833,273 and 42,832,273 shares, respectively	679	679
Founders' shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2015 and March 31, 2014: 2,600 shares	1	1
Additional paid-in capital	262,445	262,419
Accumulated other comprehensive income, net of taxes	(110,966)	(22,896)
Treasury Stock at March 31, 2015 and March 31, 2014: 2,282,989 shares	(194,328)	(194,328)
Accumulated earnings	1,453,889	969,632
Taro shareholders' equity	1,411,720	1,015,507
Non-controlling interest	5,663	5,086
TOTAL SHAREHOLDERS' EQUITY	1,417,383	1,020,593
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,737,745	$ 1,284,376